Product Sales Analysis - H1 2019 (Table)	6 Months Ended
Jun. 30, 2019
Product Sales Analysis, H1 2019
Product Sales Analysis, H1 2019

	World			Emerging Markets			US		Europe			Established ROW
	H1 2019	Actual	CER	H1 2019	Actual	CER	H1 2019	Actual	H1 2019	Actual	CER	H1 2019	Actual	CER
	$m	%	%	$m	%	%	$m	%	$m	%	%	$m	%	%
Oncology
Tagrisso	1,414	86	92	329	n/m	n/m	559	64	212	53	64	314	n/m	n/m
Imfinzi	633	n/m	n/m	12	n/m	n/m	473	n/m	60	n/m	n/m	88	n/m	n/m
Lynparza	520	93	n/m	59	n/m	n/m	262	76	131	51	61	68	n/m	n/m
Iressa	252	(8)	(3)	164	11	18	8	(43)	46	(25)	(20)	34	(35)	(33)
Calquence	64	n/m	n/m	-	-	-	64	n/m	-	-	-	-	-	-
Legacy:
Faslodex	521	4	8	96	35	49	251	(3)	110	(7)	-	64	21	23
Zoladex	391	4	11	235	16	27	4	33	65	(4)	1	87	(16)	(13)
Arimidex	111	-	7	72	1	13	-	-	15	-	-	24	(4)	(4)
Casodex	105	1	7	65	10	19	-	-	8	(27)	(27)	32	(6)	(3)
Others	48	(25)	(23)	16	-	6	-	-	3	-	-	29	(36)	(36)
Total Oncology	4,059	52	58	1,048	40	52	1,621	68	650	29	37	740	65	69
BioPharmaceuticals: CVRM
Farxiga	726	14	19	206	31	45	270	2	178	17	26	72	13	16
Brilinta	737	21	26	217	47	58	321	24	171	(1)	7	28	(7)	-
Onglyza	269	5	10	87	7	16	120	22	36	(23)	(17)	26	(10)	(7)
Bydureon	283	(4)	(3)	7	-	29	234	-	34	(21)	(19)	8	(20)	(20)
Byetta	55	(8)	(5)	4	-	50	35	9	10	(38)	(38)	6	(25)	(25)
Symlin	15	(6)	(6)	-	-	-	15	(6)	-	-	-	-	-	-
Legacy:
Crestor	645	(11)	(6)	407	(4)	2	54	(40)	75	(32)	(27)	109	7	11
Seloken/Toprol-XL	393	5	14	349	6	16	26	-	13	8	8	5	(29)	(29)
Atacand	106	(21)	(16)	76	1	11	6	(40)	15	(63)	(63)	9	(10)	(10)
Others	143	(10)	(6)	95	(13)	(6)	4	n/m	34	(13)	(13)	10	(23)	(23)
BioPharmaceuticals: total CVRM	3,372	3	8	1,448	9	18	1,085	5	566	(10)	(5)	273	-	3
BioPharmaceuticals: Respiratory
Symbicort	1,170	(10)	(6)	263	9	18	382	(13)	354	(14)	(7)	171	(20)	(17)
Pulmicort	716	13	19	576	20	27	56	(5)	44	(12)	(6)	40	(5)	(2)
Fasenra	296	n/m	n/m	1	n/m	n/m	208	n/m	45	n/m	n/m	42	n/m	n/m
Daliresp/Daxas	104	25	27	2	n/m	n/m	89	33	12	(14)	(7)	1	-	-
Tudorza/Eklira	33	(55)	(52)	(1)	n/m	n/m	-	n/m	31	(18)	(13)	3	(50)	(50)
Duaklir	37	(26)	(20)	-	n/m	-	-	-	36	(23)	(19)	1	(50)	(50)
Bevespi	20	54	54	-	-	-	20	54	-	-	-	-	-	-
Others	159	(2)	4	115	89	n/m	1	n/m	39	(48)	(47)	4	(85)	(85)
BioPharmaceuticals: total Respiratory	2,535	5	10	956	22	30	756	12	561	(13)	(7)	262	(14)	(11)
Other medicines
Nexium	756	(15)	(11)	369	8	15	119	(36)	32	(74)	(74)	236	(1)	2
Losec/Prilosec	144	(1)	6	96	9	17	4	-	31	(14)	(8)	13	(24)	(24)
Synagis	149	(40)	(40)	-	-	-	35	(72)	114	(9)	(9)	-	-	-
Seroquel XR / IR	69	(70)	(68)	24	(74)	(72)	(13)	n/m	47	(16)	(13)	11	(39)	(39)
Movantik/Moventig	47	(10)	(10)	-	n/m	n/m	45	(12)	2	n/m	n/m	-	-	-
Others	52	(53)	(49)	10	(70)	n/m	11	57	26	(26)	14	5	(86)	(69)
Total other medicines	1,217	(27)	(24)	499	(11)	(7)	201	(54)	252	(33)	(28)	265	(14)	(10)

Total Product Sales	11,183	12	17	3,951	15	24	3,663	18	2,029	(6)	(1)	1,540	16	19